Shareholder Report, Line Graph (Details) 194081_Innovator U.S. Small Cap Power Buffer ETF - March_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Feb. 28, 2025	Oct. 31, 2025
Innovator U.S. Small Cap Power Buffer ETF™ - March
Account Value [Line Items]
Line Graph and Table Measure Name		Innovator U.S. Small Cap Power Buffer ETF - March NAV
Accumulated Value	$ 10,000	$ 11,012
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return Index
Accumulated Value	10,000	$ 11,570
Russell 2000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000
Accumulated Value	$ 10,000	$ 11,462